Contract assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Schedule of Contract Assets and Liabilities

Details of contract assets and liabilities as of December 31, 2018 and January 1, 2018 are as follows:

(In millions of won)
	December 31, 2018		January 1, 2018
Contract assets:
Allocation of consideration between performance obligations	￦	133,893	143,053
Contract liabilities:
Wireless service contracts		18,425	16,624
Customer loyalty programs		17,113	10,739
Fixed-line service contracts		57,327	47,125
Commerce services		10	10
Security services (note 12)		38,109	—
Others		52,829	58,886

	￦	183,813	133,384